Revenues (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total revenue	[1]	$ 5,100	$ 829	$ 46
USA [Member]
Statement Line Items [Line Items]
Total revenue		2,727	481	21
Asia Pacific [Member]
Statement Line Items [Line Items]
Total revenue		1,239	156
Europe and Israel [Member]
Statement Line Items [Line Items]
Total revenue	[2]	$ 1,134	$ 192	$ 25

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.
[2]	The Company combined all consumables revenues into the Europe and Israel geography, due to immateriality of the amounts.